FAIR VALUE DISCLOSURES - Change in Fair Value of Level III Measurements (Details) - Level III $ in Thousands	12 Months Ended
Dec. 31, 2021 USD ($)
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning balance	$ 0
Issuances	745,853
Settlements	(1,325,532)
Net losses	860,554
Ending Balance	280,875
Change in net unrealized losses on liabilities still recognized at the reporting date	26,299
TRA Liability
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning balance	0
Issuances	101,645
Settlements	0
Net losses	9,680
Ending Balance	111,325
Change in net unrealized losses on liabilities still recognized at the reporting date	9,680
Warrant Liability
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning balance	0
Issuances	9,131
Settlements	0
Net losses	16,619
Ending Balance	25,750
Change in net unrealized losses on liabilities still recognized at the reporting date	16,619
Earnout Liability
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning balance	0
Issuances	635,077
Settlements	(1,325,532)
Net losses	834,255
Ending Balance	143,800
Change in net unrealized losses on liabilities still recognized at the reporting date	$ 0